Capital Stock, Treasury Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Capital Stock, Treasury Stock and Additional Paid-in Capital
11. Capital Stock, Treasury Stock and Additional
Paid-in
Capital
The amounts shown in the accompanying consolidated balance sheets as additional paid-in
capital, represent payments made by the stockholders for the acquisitions of the Company’s vessels, or investments in the Company’s common stock.
On May 23, 2019, the Company’s Board of Directors approved the extension of the existing stock repurchase plan for an additional amount of $10,000,000 to be used for repurchasing the Company’s common shares. . For
the year ended December 31, 2020, the Company completed the repurchase of 359,792 shares paying an average price per share of $2.81. These shares are held as treasury stock by the Company.
On
March 31, 2020, the Company announced the commencement of a tender offer to purchase up to 4,761,904 shares using funds available from cash and cash equivalents at a price of $2.10 per share. This tender offer expired on April 28, 2020 and 1,366,045 shares were repurchased. Shares repurchased were cancelled.
For the years ended December 31, 2021 and 2022, the Company did not make any repurchase of its common shares.